Financial Risk Management - Summary of Variable Interest Rates to the Company is Exposed had been 100 Basis Points (Higher) or Lower Than the Interest Rate (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Liabilities Variable Rate [Abstract]
Effect in case of interest rate increase in 100 basis points, Variable rate long term debt	$ (282,591)	$ (326,275)	$ (300,056)
Effect in case of interest rate decrease in 100 basis points, Variable rate long term debt	$ 282,591	$ 326,275	$ 300,056